RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2010	Jun. 11, 2013	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Related Party Transaction [Line Items]
Management and accounting fees				$ 1,196,000	$ 1,252,000	$ 3,399,000	$ 3,345,000
Company earned transaction bonuses, in connection with IPO/SPO			1,805,000		1,462,000
Contribution used by Company to pay bonuses		1,779,000
General and administrative expenses include charges for services			25,000		73,000
Unsecured promissory note bearing interest					4.65%
Cash capital contribution from its Parent	47,127,000
Incurred interest expense							1,775,000
Average balance of the advances due to affiliates							39,124,000
Wagon [Member]
Related Party Transaction [Line Items]
Management and accounting fees					1,462,000
Company earned transaction bonuses, in connection with IPO/SPO					1,462,000
Contribution used by Company to pay bonuses					1,440,000
LS Management Inc [Member]
Related Party Transaction [Line Items]
Management and accounting fees					0	269,000	1,275,000
Hudson Advisors LLC [Member]
Related Party Transaction [Line Items]
Asset management and advisory service charges					$ 1,252,000	$ 3,129,000	$ 2,070,000